SUPPLEMENT DATED APRIL 1, 2001
                                      TO
                         DREYFUS FOUNDERS FUNDS, INC.
                              CLASS F PROSPECTUS
                                DATED MAY 1, 2000
                           (AS PREVIOUSLY SUPPLEMENTED
                     ON OCTOBER 4, 2000 AND JANUARY 2, 2001)


The section of the Funds' Prospectus entitled "Fees and Expenses" is hereby amended by deleting footnote 5 to the Annual Fund Operating Expenses table on page 26 and replacing it with the following new footnote:


     Effective April 1, 2001, Founders has agreed to waive a portion of its management fee and to further limit the total expenses of International Equity Fund. Specifically, Founders has agreed to waive that portion of its management fee that exceeds 0.75% of the Fund's average net assets, and to limit the total expenses of the Fund so that Total Annual Fund Operating Expenses with reimbursements, waivers, and credits will not exceed 1.40%. These reductions are made pursuant to a contractual commitment.

     From January 1, 2001 through March 31, 2001, Founders had agreed to limit the total expenses of the Fund pursuant to a contractual commitment so that Total Annual Fund Operating Expenses with reimbursements, waivers and credits would not exceed 1.80%.



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                                                                 April 1, 2001

                               DREYFUS FOUNDERS
                            INTERNATIONAL EQUITY FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                         PROSPECTUS DATED MAY 1, 2000



The section of the fund's prospectus entitled "Expenses" is hereby amended by deleting footnote 3 to the Fee Table on page 3 and replacing it with the following new footnote:


     Effective April 1, 2001, Founders has agreed to waive a portion of its management fee and to further limit the total expenses of the fund. Specifically, Founders has agreed to waive that portion of its management fee that exceeds 0.75% of the fund's average net assets, and to limit the total expenses of the fund so that total annual fund operating expenses (with reimbursements, waivers, and credits) will not exceed 1.40% for Class A, 2.15% for Classes B and C, 1.15% for Class R and 1.65% for Class T. These reductions are made pursuant to a contractual commitment.

     From January 1, 2001 through March 31, 2001, Founders had agreed to limit the total expenses of the fund pursuant to a contractual commitment so that total annual fund operating expenses (with reimbursements, waivers and credits) would not exceed 1.80% for Class A, 2.55% for Classes B and C, 1.55% for Class R and 2.05% for Class T.